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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2010 through May 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                           Pioneer Emerging
                           Markets Fund
--------------------------------------------------------------------------------
                           Semiannual Report | May 31, 2011
--------------------------------------------------------------------------------


                           Ticker Symbols:
                           Class A   PEMFX
                           Class B   PBEFX
                           Class C   PCEFX
                           Class R   PEMRX
                           Class Y   PYEFX



                           [LOGO] PIONEER
                                  Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            9

Prices and Distributions                                                    10

Performance Update                                                          11

Comparing Ongoing Fund Expenses                                             16

Schedule of Investments                                                     18

Financial Statements                                                        27

Notes to Financial Statements                                               36

Trustees, Officers and Service Providers                                    45

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    3

Portfolio Management Discussion | 5/31/11

In the following interview, John Pollen, head of emerging markets equity at Pioneer and portfolio manager of Pioneer Emerging Markets Fund, discusses the investment environment and the Fund's performance during the six months ended May 31, 2011.

Q Could you review the performance of emerging market stocks over the six months ended May 31, 2011?

A Emerging market equities delivered a robust absolute return of 9.90% during the six-month period ended May 31, 2011, as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the MSCI Index)(1), which is also the Fund's benchmark. The continued strength in the economic growth of developing countries, combined with a surge in commodity prices, provided the fuel to continue a rally in the emerging markets that has now been in place for more than two years.

   In a reversal of recent trends, however, the emerging markets asset class underperformed developed markets over the six-month period. Two factors stood out as causes for the underperformance of emerging markets during the period. First, signs of slowing growth in the developed world, along with a litany of external events -- most notably, the evolution of the European debt crisis and the earthquake in Japan -- caused investors to make a more careful assessment of higher-risk assets, such as emerging market stocks, as the six-month period progressed.

   Second, rising inflation across the emerging markets was a key driver of increasingly cautious investor sentiment. Central banks in the emerging regions enacted numerous rate increases during the six months ended May 31, 2011, in an attempt to curb inflation, particularly food and commodity-price inflation. Key markets such as China, Brazil, Russia, and Indonesia were among those that boosted rates, and China increased its banks' reserve ratio five times, to a record high of 21%. At the same time, the Brazilian government has been implementing $30 billion (U.S. dollars) worth of spending cuts to help contain inflation and potential overheating.

   On the positive side, emerging markets currencies continued to perform very well relative to the U.S. dollar -- a reflection, in part, of the financial strength of many emerging countries relative to the United States. Since foreign stocks are denominated in local currencies, a rally in foreign currencies relative to the dollar improves the return of an equity investment when it is measured in U.S. dollar terms, which is a positive for U.S. investors.

4    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Q  How did the Fund perform during the six months ended May 31, 2011?

A During the six months ended May 31, 2011, Pioneer Emerging Markets Fund Class A shares returned 4.96% at net asset value, while the Fund's benchmark, the MSCI Index, returned 9.90% as noted above. During the same six-month period, the average return of the 409 mutual funds in Lipper's Emerging Markets Funds Category was 7.88%.

Q What were the leading causes of the Fund's underperformance of the MSCI Index over the six months ended May 31, 2011?

A The Fund's holdings underperformed the benchmark in three important sectors -- consumer discretionary, financials, and energy -- over the six months ended May 31, 2011. Taken together, that more than offset the positive-to-neutral performance of holdings in the rest of the Fund's portfolio.

   In the consumer discretionary group, the largest source of underperformance was the Fund's position in the auto sector. Robust worldwide auto sales fueled strong performance from such holdings in 2010, but the demand for new cars has slackened more recently. The result was a downturn in the shares of stocks held by the Fund, such as Hyundai Mobis (Korea), Dongfeng Motor Group (China), Bajaj Auto (India), and Hyundai Motor (Korea). We continue to like the auto sector, however, based on the outlook for growth in the next decade.

   The Fund's performance in the consumer discretionary sector was pressured by a downturn in certain retail stocks, such as Lojas Renner (Brazil) and Truworths International (South Africa). The retail area in general was weak, as tighter monetary policy prompted investors to book profits following the sector's strong run in 2010.

   In the financials sector, the Fund's holdings, in the aggregate, produced a negative return over the six-month period, during a time in which the broader financials group finished with a gain. Notable laggards in the Fund's portfolio were Rural Electrification (China) and State Bank of India. The Fund also lost ground through positions in Turkish banks, such as Turkiye Halk Bankasi and Turkiye Garanti Bankasi, which were hit hard by concerns related to the European sovereign debt crisis and the slowdown in lending growth caused by higher reserve ratios.

   The Fund's investments in energy, meanwhile, produced a positive, double-digit return over the six months ended May 31, 2011, a reflection of the surging price of crude oil. Nevertheless, the Fund's investments lagged the energy stocks in the MSCI Index due to our avoidance of a number of the sector's smaller, more speculative companies, which performed well. In addition, the Fund experienced a shortfall in Pacific Rubiales Energy (Canada), which fell sharply in March after announcing disappointing 2010 profits.

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    5

Q What were the key factors that helped the Fund's performance over the six months ended May 31, 2011?

A In terms of sectors, the Fund added value in telecommunication services, information technology and industrials over the six months ended May 31, 2011. All three sectors represent relatively small weightings in the MSCI Index benchmark, however, and so the Fund's outperformance did not add substantially to total return.

   Still, as would be expected at a time of positive returns for the asset class as a whole, the Fund had its share of winners during the semiannual period ended May 31, 2011. Most prominent among the winners was HTC (Taiwan), a smart phone manufacturer whose shares gained ground due to strong demand for its products. Also adding value was Radiant Opto-Electronics, a Taiwan-based maker of lighting devices for electronics products. The company's shares rose as it experienced healthy demand from smartphone and tablet manufacturers. The Fund's position in Hyundai Heavy Industries (Korea) benefited from good new-order growth, while shares of KIA Motors (Korea) bucked the broader auto sector trend and rose on rising market share, which cheered investors.

Q How was the Fund positioned in terms of countries and sectors as of May 31, 2011?

A From a country perspective, the Fund's main overweights were in Turkey, Indonesia, Korea, and Peru. The key underweights were in South Africa, Mexico, Russia, and Brazil. We reduced the Fund's positions in Brazil, India, and Russia during the semiannual period ended May 31, 2011, and increased weightings in China, Korea, and Taiwan.

   On a sector basis, the Fund's main overweight positions as of May 31, 2011, were materials, information technology, consumer discretionary, energy, and health care. The largest sector underweight was in financials, followed by utilities and consumer staples. We have shifted the Fund's positioning from a heavy overweight in the consumer areas to a more cyclical tilt by boosting the Fund's weightings in energy, materials, and industrials. In addition, one key consumer sub-theme that we have been emphasizing recently has been smart phones/tablets, where the Fund's holdings include HTC, Catcher Technology, Largan Precision, and Radiant Opto-Electronics, all in Taiwan, and Melfas in Korea.

Q  What is your broader view on the emerging markets?

A We remain positive on the medium- and long-term outlook for the emerging markets, but we are cognizant of the near-term risks. We are closely monitoring potential pitfalls such as U.S. dollar strength, inflation, protectionist policies and capital controls from governments, and the pace of tightening monetary policy, which could be a negative if interest rates are

6    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11
   raised too early or by too much. Higher oil prices and increased political tensions in North Africa and the Middle East are factors that could influence our short-term sentiment. In addition, there are external risks, mainly in the developed countries, such as the debt problems in Europe, high unemployment in the United States, and weak consumer spending in both the United Kingdom and United States. The situation in China is also crucial for sentiment, as tightening measures have spooked investors, although there have been encouraging signs that authorities there have cooled property speculation without dampening growth too much. It is likely that China will enact limited rate hikes and increase reserve ratios in the coming months, but we believe the country is probably closer to the end of its tightening cycle than some other countries.

   At the same time, however, we think that there are still many powerful reasons why emerging equity markets can move higher, such as stronger liquidity, faster economic growth and better government finances than in the developed world, higher reserves, and continued earnings upgrades. In particular, emerging markets have much lower government debt levels than most developed markets, which is an issue currently in the spotlight and one that is likely to remain so over several years. In our view, a healthier fiscal position and much stronger domestic demand should drive superior growth in the emerging markets for a multi-year period.

   In addition, robust earnings growth has translated into valuations that are only slightly higher relative to the trough of last June (2010). As a result, valuations have begun to look increasingly attractive to us, relative both to their own history and to current valuations in the developed markets. While emerging markets continue to trade at a discount to their developed market counterparts, there is a case to be made for improving stock multiples as companies in the region develop consistent track records and their home countries keep growing economically. What's more, we believe investors are generally underexposed to the asset class and will need to continue rebalancing portfolios as emerging markets incrementally increase their share of global capitalization and growth.

   Taken together, we believe the factors indicate a continued longer-term opportunity in emerging equity markets, even if shorter-term developments continue to fuel volatility in the months ahead.

(1) The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality,

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    7
accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

8    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Portfolio Summary | 5/31/11

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Materials                                       20.6%
Energy                                          18.9%
Information Technology                          17.4%
Consumer Discretionary                          11.6%
Financials                                       9.1%
Industrials                                      6.7%
Telecommunication Services                       6.2%
Consumer Staples                                 4.6%
Health Care                                      3.9%
Utilities                                        1.0%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

South Korea                                     17.1%
Brazil                                          14.2%
Taiwan                                          12.2%
Hong Kong                                       10.4%
People's Republic of China                       6.7%
India                                            6.6%
Indonesia                                        5.2%
Russia                                           3.8%
South Africa                                     3.4%
Turkey                                           3.3%
Malaysia                                         2.8%
Thailand                                         2.5%
Poland                                           2.4%
Canada                                           1.9%
Peru                                             1.7%
Macau                                            1.3%
United States                                    1.2%
Chile                                            1.2%
Columbia                                         1.0%
Other (individually less than 1%)                1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  HTC Corp.                                                           3.40%
 2.  CNOOC, Ltd.                                                         2.81
 3.  Tencent Holdings, Ltd.                                              2.70
 4.  Taiwan Semiconductor Manufacturing Co. (A.D.R.)                     2.38
 5.  Hyundai Heavy Industries Co., Ltd.                                  2.34
 6.  Novatek OAO (G.D.R.)                                                2.21
 7.  Vivo Participacoes SA (A.D.R.)                                      2.15
 8.  Tata Motors                                                         2.06
 9.  Tim Participacoes SA (A.D.R.)                                       2.03
10.  OCI Co., Ltd.                                                       1.95

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    9

Prices and Distributions | 5/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                   5/31/11                     11/30/10
--------------------------------------------------------------------------------
       A                      $30.88                      $29.42
--------------------------------------------------------------------------------
       B                      $26.71                      $25.57
--------------------------------------------------------------------------------
       C                      $26.73                      $25.56
--------------------------------------------------------------------------------
       R                      $29.82                      $28.43
--------------------------------------------------------------------------------
       Y                      $33.39                      $31.73
--------------------------------------------------------------------------------

Distributions per Share: 12/1/10-5/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment         Short-Term        Long-Term
    Class         Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
      A            $ --               $ --              $ --
--------------------------------------------------------------------------------
      B            $ --               $ --              $ --
--------------------------------------------------------------------------------
      C            $ --               $ --              $ --
--------------------------------------------------------------------------------
      R            $ --               $ --              $ --
--------------------------------------------------------------------------------
      Y            $ --               $ --              $ --
--------------------------------------------------------------------------------

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2011)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
10 Years                              14.40%        13.73%
5 Years                                7.69          6.42
1 Year                                27.55         20.20
--------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011)
--------------------------------------------------------------------
                                      Gross         Net
--------------------------------------------------------------------
                                      1.94%         1.94%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Emerging       MSCI Emerging
               Markets Fund           Markets Index
5/01            9425                  10000
               10185                  10703
5/03            9850                   9991
               13182                  14089
5/05           16862                  18270
               25000                  25653
5/07           35853                  35442
               42664                  43123
5/09           24599                  28307
               28388                  34289
5/11           36210                  44638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    11

Performance Update | 5/31/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2011)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
------------------------------------------------------------------
10 Years                                13.47%         13.47%
5 Years                                  6.75           6.75
1 Year                                  26.35          22.35
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                        Gross          Net
------------------------------------------------------------------
                                        2.96%          2.85%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Emerging       MSCI Emerging
               Markets Fund           Markets Index
5/01           10000                  10000
               10731                  10703
5/03           10296                   9991
               13692                  14089
5/05           17374                  18270
               25531                  25653
5/07           36311                  35442
               42844                  43123
5/09           24488                  28307
               28013                  34289
5/11           35394                  44638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2011)
------------------------------------------------------------------
                                      If            If
Period                                Held          Redeemed
------------------------------------------------------------------
10 Years                              13.56%        13.56%
5 Years                                6.83          6.83
1 Year                                26.50         26.50
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                      Gross         Net
------------------------------------------------------------------
                                      2.76%         2.76%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


               Pioneer Emerging       MSCI Emerging
               Markets Fund           Markets Index
5/01           10000                  10000
               10735                  10703
5/03           10318                   9991
               13704                  14089
5/05           17418                  18270
               25644                  25653
5/07           36500                  35442
               43104                  43123
5/09           24640                  28307
               28204                  34289
5/11           35679                  44638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    13

Performance Update | 5/31/11                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2011)
------------------------------------------------------------------
                                      If            If
Period                                Held          Redeemed
------------------------------------------------------------------
10 Years                              14.12%        14.12%
5 Years                                7.47          7.47
1 Year                                27.33         27.33
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                      Gross         Net
------------------------------------------------------------------
                                      2.10%         2.10%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


               Pioneer Emerging       MSCI Emerging
               Markets Fund           Markets Index
5/01           10000                  10000
               10749                  10703
5/03           10352                   9991
               13906                  14089
5/05           17684                  18270
               26137                  25653
5/07           37404                  35442
               44378                  43123
5/09           25546                  28307
               29434                  34289
5/11           37478                  44638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2011)
------------------------------------------------------------------
                                      If            If
Period                                Held          Redeemed
------------------------------------------------------------------
10 Years                              15.21%        15.21%
5 Years                                8.24          8.24
1 Year                                28.27         28.27
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                      Gross         Net
------------------------------------------------------------------
                                      1.44%         1.44%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Emerging       MSCI Emerging
               Markets Fund           Markets Index
5/01            5000000                5000000
                5461187                5351535
5/03            5337900                4995665
                7212543                7044706
5/05            9293706                9134873
               13866352               12826638
5/07           19992753               17720908
               23898060               21561474
5/09           13854862               14153669
               16064204               17144406
5/11           20606368               22318926

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2010, through May 31, 2011.

-------------------------------------------------------------------------------------------------------------
 Share Class                           A               B               C               R               Y
 Beginning Account Value          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 12/1/10
-------------------------------------------------------------------------------------------------------------
 Ending Account Value             $1,049.60       $1,044.60       $1,045.80       $1,048.90       $1,052.30
 (after expenses) on 5/31/11
-------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $9.76          $14.53          $13.62          $10.57           $7.06
 During Period*
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, 2.85%, 2.67%, 2.07% and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

16    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010, through May 31, 2011.

------------------------------------------------------------------------------------------------------------
 Share Class                           A               B               C              R               Y
------------------------------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 12/1/10
------------------------------------------------------------------------------------------------------------
 Ending Account Value             $1,015.41       $1,010.72       $1,011.62       $1,014.61       $1,018.05
 (after expenses) on 5/31/11
------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $9.60          $14.29          $13.39          $10.40           $6.94
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, 2.85%, 2.67%, 2.07% and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    17

Schedule of Investments | 5/31/11 (unaudited)

--------------------------------------------------------------------------
 Shares                                                       Value
--------------------------------------------------------------------------
                PREFERRED STOCKS -- 4.3%
                ENERGY -- 1.7%
                Integrated Oil & Gas -- 0.4%
   189,645      Petrobras Brasileiro SA                       $  2,892,197
--------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 1.3%
   427,357      Ultrapar Participacoes SA                     $  7,527,418
                                                              ------------
                Total Energy                                  $ 10,419,615
--------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 1.6%
                Brewers -- 1.6%
   305,540      Companhia de Bebidas Das                      $  9,406,443
                                                              ------------
                Total Food, Beverage & Tobacco                $  9,406,443
--------------------------------------------------------------------------
                UTILITIES -- 1.0%
                Electric Utilities -- 1.0%
   217,155      Cia Paranaense de Energia                     $  5,678,253
                                                              ------------
                Total Utilities                               $  5,678,253
--------------------------------------------------------------------------
                TOTAL PREFERRED STOCKS
                (Cost $22,523,686)                            $ 25,504,311
--------------------------------------------------------------------------
                COMMON STOCKS -- 90.8%
                ENERGY -- 16.2%
                Coal & Consumable Fuels -- 2.2%
19,412,500      Adaro Energy PT                               $  5,562,022
 1,688,000      Yanzhou Coal Mining Co., Ltd.*                   7,065,161
                                                              ------------
                                                              $ 12,627,183
--------------------------------------------------------------------------
                Integrated Oil & Gas -- 2.8%
   400,085      Gazprom (A.D.R.)*                             $  5,901,254
    45,388      Lukoil Holding (A.D.R.)*                         2,936,016
   169,708      Petroleo Brasileiro SA                           2,888,143
    86,306      Sasol, Ltd.*                                     4,592,724
                                                              ------------
                                                              $ 16,318,137
--------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 6.5%
 6,188,700      CNOOC, Ltd.                                   $ 15,655,404
    90,085      Novatek OAO (G.D.R.)*                           12,291,920
   161,075      Pacific Rubiales Energy Corp.                    4,532,079
   164,003      Petrominerales, Ltd.                             5,557,329
                                                              ------------
                                                              $ 38,036,732
--------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 4.7%
   327,428      Polski Koncern Naftowy Orlen SA*              $  6,468,431
    28,832      SK Innovation Co., Ltd.*                         6,201,126
    54,552      S-Oil Corp.*                                     7,710,431
   275,524      Tupras-Turkiye Petrol Rafinerileri A.S.          7,227,227
                                                              ------------
                                                              $ 27,607,215
                                                              ------------
                Total Energy                                  $ 94,589,267
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

-------------------------------------------------------------------------------------
 Shares                                                                  Value
-------------------------------------------------------------------------------------
                MATERIALS -- 19.6%
                Commodity Chemicals -- 4.9%
 1,148,000      Formosa Plastic Corp.*                                   $  4,404,397
   779,000      Formosa Chemical & Fibre Corp.*                             2,984,815
    14,688      Honam Petrochemical Corp.*                                  5,410,160
 3,989,800      Petronas Chemicals Group*                                   9,596,795
 1,289,200      PTT Chemical PCL Foreign*                                   6,417,313
                                                                         ------------
                                                                         $ 28,813,480
-------------------------------------------------------------------------------------
                Construction Materials -- 4.1%
 3,694,000      China National Building Material Co., Ltd.               $  7,515,484
 3,745,700      PT Indocement Tunggal Prakarsa Tbk                          7,400,169
24,104,000      West China Cement, Ltd.                                     9,033,198
                                                                         ------------
                                                                         $ 23,948,851
-------------------------------------------------------------------------------------
                Diversified Chemical -- 1.9%
    23,607      OCI Co., Ltd.*                                           $ 10,825,063
-------------------------------------------------------------------------------------
                Diversified Metals & Mining -- 2.9%
   349,169      Exxaro Resources, Ltd.                                   $  8,324,262
    96,641      KGHM Polska Miedz SA*                                       6,795,823
     5,194      Korea Zinc Co.*                                             1,966,801
                                                                         ------------
                                                                         $ 17,086,886
-------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 1.1%
   103,445      Sociedad Quimica y Minera de Chile SA * (A.D.R.) (b)     $  6,472,554
-------------------------------------------------------------------------------------
                Gold -- 1.9%
   108,872      Compania de Minas Buenaventura S.A.A. (A.D.R.)           $  4,803,433
   296,974      IAMGOLD Corp.                                               6,251,303
                                                                         ------------
                                                                         $ 11,054,736
-------------------------------------------------------------------------------------
                Precious Metals & Minerals -- 0.5%
   141,796      Polymetal* (A.D.R.)                                      $  2,727,110
-------------------------------------------------------------------------------------
                Steel -- 2.3%
    58,803      Hyundai Steel Co.*                                       $  6,507,125
    56,890      Kumba Iron Ore, Ltd.                                        3,892,217
   108,641      Vale SA (A.D.R.)                                            3,183,181
                                                                         ------------
                                                                         $ 13,582,523
                                                                         ------------
                Total Materials                                          $114,511,203
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 6.4%
                Construction & Farm Machinery & Heavy Trucks -- 4.2%
    27,680      Hyundai Heavy Industries Co., Ltd.*                      $ 12,995,440
   471,878      Tata Motors, Ltd.*                                         11,444,499
                                                                         ------------
                                                                         $ 24,439,939
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    19

---------------------------------------------------------------------
 Shares                                                  Value
---------------------------------------------------------------------
                Industrial Conglomerates -- 2.2%
  1,460,757     KOC Holding AS                           $  6,631,888
     33,592     SK Corp.*                                   6,359,945
                                                         ------------
                                                         $ 12,991,833
                                                         ------------
                Total Capital Goods                      $ 37,431,772
---------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 4.7%
                Auto Parts & Equipment -- 1.0%
     33,473     Mando Corp.*                             $  6,198,926
---------------------------------------------------------------------
                Automobile Manufacturers -- 3.7%
  4,862,000     Great Wall Holdings Co., Ltd. (b)        $  6,826,217
    104,065     Kia Motors*                                 7,332,423
  1,074,400     PT Astra International                      7,396,904
                                                         ------------
                                                         $ 21,555,544
                                                         ------------
                Total Automobiles & Components           $ 27,754,470
---------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.1%
                Homebuilding -- 1.1%
    713,216     MRV Engenharia                           $  6,629,208
                                                         ------------
                Total Consumer Durables & Apparel        $  6,629,208
---------------------------------------------------------------------
                CONSUMER SERVICES -- 4.1%
                Casinos & Gaming -- 3.5%
  2,881,711     Sands China, Ltd.*                       $  7,498,342
  2,219,000     SJM Holdings, Ltd.*                         5,416,820
  2,127,229     Wynn Macau, Ltd.*                           7,480,851
                                                         ------------
                                                         $ 20,396,013
---------------------------------------------------------------------
                Restaurants -- 0.6%
    190,679     Jubilant Foodworks, Ltd.*                $  3,555,540
                                                         ------------
                Total Consumer Services                  $ 23,951,553
---------------------------------------------------------------------
                RETAILING -- 1.1%
                Apparel Retail -- 1.1%
    270,727     Cia Hering*                              $  6,156,239
                                                         ------------
                Total Retailing                          $  6,156,239
---------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 2.7%
                Packaged Foods & Meats -- 1.3%
  7,812,800     Charoen Pokphand Foods PCL               $  7,726,521
---------------------------------------------------------------------
                Tobacco -- 1.4%
  1,851,887     ITC, Ltd.*                               $  7,937,873
                                                         ------------
                Total Food, Beverage & Tobacco           $ 15,664,394
---------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
                Personal Products -- 0.1%
        562     Hypermaracas SA Sao Paulo*               $    361,483
        562     Hypermarcas SA*                               386,435
                                                         ------------
                                                         $    747,918
                                                         ------------
                Total Household & Personal Products      $    747,918
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

---------------------------------------------------------------------------------
 Shares                                                              Value
---------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 1.4%
                Health Care Facilities -- 0.3%
   706,451      Life Healthcare Group Holdings, Ltd.*                $  1,742,096
---------------------------------------------------------------------------------
                Health Care Services -- 1.1%
   437,091      Diagnosticos da America SA*                          $  6,161,867
                                                                     ------------
                Total Health Care Equipment & Services               $  7,903,963
---------------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 2.3%
                Pharmaceuticals -- 2.3%
   293,566      Celltrion, Inc.*                                     $ 10,023,702
 1,395,707      Genomma Lab Internacional SA de CV*                     3,595,286
                                                                     ------------
                                                                     $ 13,618,988
                                                                     ------------
                Total Pharmaceuticals & Biotechnology                $ 13,618,988
---------------------------------------------------------------------------------
                BANKS -- 6.7%
                Diversified Banks -- 6.7%
   217,296      Banco Bradesco SA (A.D.R.)*                          $  4,328,536
10,005,000      Bank Mandiri                                            8,461,409
 7,871,500      China Minsheng Banking Corp., Ltd.*(b)                  7,471,060
 2,159,400      CIMB Group Holdings Bhd                                 6,004,643
    44,115      Credicorp, Ltd.*                                        4,471,938
   128,890      Hana Financial Holdings*                                4,619,141
    75,121      State Bank of India, Ltd.                               3,831,779
                                                                     ------------
                                                                     $ 39,188,506
                                                                     ------------
                Total Banks                                          $ 39,188,506
---------------------------------------------------------------------------------
                REAL ESTATE -- 1.9%
                Real Estate Development -- 1.1%
 3,154,000      China Overseas Land & Investment, Ltd.               $  6,621,558
---------------------------------------------------------------------------------
                Residential Real Estate Investment Trusts -- 0.8%
 2,574,769      Emlak Konut Gayrimenkul Yatirim Ortakligi            $  4,726,660
                                                                     ------------
                Total Real Estate                                    $ 11,348,218
---------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 4.3%
                Internet Software & Services -- 2.6%
   520,500      Tencent Holdings, Ltd.                               $ 15,004,265
---------------------------------------------------------------------------------
                IT Consulting & Other Services -- 1.7%
   381,781      Tata Consultancy Services, Ltd.                      $  9,840,024
                                                                     ------------
                Total Software & Services                            $ 24,844,289
---------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 6.8%
                Communications Equipment -- 4.4%
   443,000      HTC Corp.*                                           $ 18,942,512
 1,843,080      ZTE Corp.*(b)                                           6,574,995
                                                                     ------------
                                                                     $ 25,517,507
---------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 1.3%
 1,163,000      Catcher Technology Co., Ltd.*                        $  7,612,579
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    21

------------------------------------------------------------------------------------------
 Shares                                                                       Value
------------------------------------------------------------------------------------------
                    Electronic Components -- 1.1%
  204,000           Largan Precision Co., Ltd.*                               $  6,738,722
                                                                              ------------
                    Total Technology Hardware & Equipment                     $ 39,868,808
------------------------------------------------------------------------------------------
                    SEMICONDUCTORS -- 5.5%
                    Semiconductors -- 5.5%
   94,700           Hynix Semiconductor, Inc.*                                $  2,653,538
  170,702           Melfas, Inc.*                                                6,480,869
2,579,000           Radiant Opto-Electronics Corp.*                              9,758,412
  970,776           Taiwan Semiconductor Manufacturing Co. (A.D.R.)             13,260,800
                                                                              ------------
                                                                              $ 32,153,619
                                                                              ------------
                    Total Semiconductors                                      $ 32,153,619
------------------------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 5.9%
                    Integrated Telecommunication Services -- 0.7%
1,287,800           Chunghwa Telecom Co., Ltd.                                $  4,210,063
------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -- 5.2%
   57,568           Millicom International Cellular SA*(b)                    $  6,574,266
  230,969           Tim Participacoes SA * (A.D.R.) (b)                         11,301,313
  265,129           Vivo Participacoes SA (A.D.R.)                              11,962,620
   33,720           Vodacom Group, Ltd.*                                           413,290
                                                                              ------------
                                                                              $ 30,251,489
                                                                              ------------
                    Total Telecommunication Services                          $ 34,461,552
------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $431,203,352)                                       $530,823,967
------------------------------------------------------------------------------------------
                    RIGHTS/WARRANTS -- 0.0%
                    HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
                    Personal Products -- 0.0%
      562           Hypermarcas SA Warrants*                                  $         --
                                                                              ------------
                    Total Household & Personal Products                       $         --
------------------------------------------------------------------------------------------
                    TOTAL RIGHTS/WARRANTS
                    (Cost $0)                                                 $         --
------------------------------------------------------------------------------------------
Principal
Amount ($)
                    TEMPORARY CASH INVESTMENTS -- 3.2%
                    SECURITIES LENDING COLLATERAL -- 3.2% (c)
                    Certificates of Deposit:
  423,020           Bank of Nova Scotia, 0.30%, 6/11/12                       $    423,020
  105,755           Bank of Nova Scotia, 0.28%, 9/29/12                            105,755
  245,881           BBVA Group NY, 0.47%, 8/10/11                                  245,881
  370,143           BBVA Group NY, 1.19%, 7/26/11                                  370,143
  423,020           BNP Paribas Bank NY, 0.13%, 6/15/11                            423,020
   74,029           BNP Paribas Bank NY, 0.27%, 8/5/11                              74,029
  528,775           Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11          528,775
  423,020           DnB NOR Bank ASA NY, 0.18%, 8/10/11                            423,020
  528,775           DnB NOR Bank ASA NY, 0.24%, 6/7/11                             528,775

The accompanying notes are an integral part of these financial statements.

22    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------------------
Principal
Amount ($)                                                              Value
------------------------------------------------------------------------------------
               Certificates of Deposit -- (continued):
  264,380      National Australia Bank NY, 0.29%, 10/19/11              $    264,380
  581,758      RaboBank Netherland NV NY, 0.31%, 4/2/12                      581,758
  317,265      Royal Bank of Canada NY, 0.35%, 12/2/11                       317,265
  528,775      Skandinav Enskilda Bank NY, 0.38%, 6/7/11                     528,775
  211,510      SOCGEN NY, 0.28%, 7/11/11                                     211,510
  105,755      SOCGEN NY, 0.26%, 7/14/11                                     105,755
  211,510      SOCGEN NY, 0.37%, 6/10/11                                     211,510
  370,143      Svenska NY, 0.20%, 7/19/11                                    370,143
  528,775      Westpac Banking Corp. NY, 0.35%, 12/6/11                      528,775
                                                                        ------------
                                                                        $  6,242,289
------------------------------------------------------------------------------------
               Commercial Paper:
  211,510      American Honda Finance, 0.34%, 1/11/12                   $    211,510
  211,597      American Honda Finance, 1.06%, 6/20/11                        211,597
  193,743      Australia & New Zealand Banking Group, 0.87%, 8/4/11          193,743
  264,383      BBVLON, 0.29%, 6/3/11                                         264,383
  528,691      BCSFUN, 0.25%, 6/24/11                                        528,691
   79,288      BCSFUN, 0.22%, 7/29/11                                         79,288
  528,595      CBAPP, 0.20%, 8/3/11                                          528,595
  536,949      Caterpillar Financial Services Corp., 1.06%, 6/24/11          536,949
  528,775      Federal Home Loan Bank, 0.28%, 6/1/11                         528,775
   52,877      General Electric Capital Corp., 0.39%, 6/6/11                  52,877
   58,219      General Electric Capital Corp., 0.44%, 11/21/11                58,219
  422,882      HSBC, 0.17%, 8/9/11                                           422,882
   79,337      JPMorgan Chase & Co., 1.06%, 6/13/11                           79,337
  475,898      JPMorgan Chase & Co., 0.30%, 5/18/12                          475,898
  264,388      NABPP, 0.25%, 6/1/11                                          264,388
  422,871      NORDNA, 0.27%, 7/18/11                                        422,871
  422,903      PARFIN, 0.25%, 7/11/11                                        422,903
  264,388      Royal Bank of Canada NY, 0.30%, 6/1/12                        264,388
  264,273      SANCPU, 0.39%, 7/11/11                                        264,273
  317,162      SANCPU, 0.73%, 6/17/11                                        317,162
  264,388      SANCPU, 0.68%, 6/1/11                                         264,388
  369,825      SEB, 0.30%, 9/12/11                                           369,825
  264,386      SOCNAM, 0.17%, 6/2/11                                         264,386
  528,775      Toyota Motor Credit Corp., 0.35%, 9/8/11                      528,775
  158,770      Wachovia, 0.46%, 3/1/12                                       158,770
  211,575      Wachovia, 0.41%, 10/15/11                                     211,575
  105,822      Wells Fargo & Co., 0.36%, 1/24/12                             105,822
                                                                        ------------
                                                                        $  8,032,270
------------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
  996,033      Barclays Capital Plc, 0.11%, 6/1/11                      $    996,033
  528,775      HSBC Bank USA NA, 0.11%, 6/1/11                               528,775
1,057,551      RBS Securities, Inc., 0.11%, 6/1/11                         1,057,551
                                                                        ------------
                                                                        $  2,582,359
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    23

------------------------------------------------------------------------------------
 Shares                                                                Value
------------------------------------------------------------------------------------
               Money Market Mutual Funds:
  846,041      Dreyfus Preferred Money Market Fund                     $    846,041
  846,041      Fidelity Prime Money Market Fund                             846,041
                                                                       ------------
                                                                       $  1,692,082
                                                                       ------------
               Total Securities Lending Collateral                     $ 18,549,000
------------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $18,549,000)                                      $ 18,549,000
------------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 98.3%
               (Cost $472,276,038)(a)(d)                               $574,877,278
------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 1.7%                    $  9,686,481
------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                              $584,563,759
====================================================================================

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

(a) At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $482,506,505 was as follows:

           Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost          $ 110,202,891
           Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value            (17,832,118)
                                                                      -------------
           Net unrealized gain                                        $ 92,370,773
                                                                      =============

(b)      At May 31, 2011, the following securities were out on loan:

-----------------------------------------------------------------------------------
         Shares      Security                                           Value
-----------------------------------------------------------------------------------
         1,125,000   China Minsheng Banking Corp., Ltd.*                $ 1,068,750
         2,430,000   Great Wall Holdings Co., Ltd.                        3,402,000
             6,900   Millicom International Cellular SA*                    787,980
            91,200   Sociedad Quimica y Minera de Chile SA* (A.D.R.)      5,706,384
           113,400   Tim Participacoes SA* (A.D.R.)                       5,548,662
           440,000   ZTE Corp.*                                           1,570,800
-----------------------------------------------------------------------------------
                     Total                                              $18,084,576
===================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

(d) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

           South Korea                                                   17.1%
           Brazil                                                        14.2%
           Taiwan                                                        12.2%
           Hong Kong                                                     10.4%
           People's Republic of China                                     6.7%
           India                                                          6.6%
           Indonesia                                                      5.2%
           Russia                                                         3.8%
           South Africa                                                   3.4%
           Turkey                                                         3.3%
           Malaysia                                                       2.8%
           Thailand                                                       2.5%
           Poland                                                         2.4%
           Canada                                                         1.9%
           Peru                                                           1.7%
           Macau                                                          1.3%
           United States                                                  1.2%
           Chile                                                          1.2%
           Columbia                                                       1.0%
           Other (individually less than 1%)                              1.1%
                                                                        -----
                                                                        100.0%
                                                                        =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2011 aggregated $462,611,764 and $578,091,612, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    25

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------
                                  Level 1          Level 2            Level 3    Total
---------------------------------------------------------------------------------------------
 Preferred Stocks                 $ 25,504,311     $        --        $--        $ 25,504,311
 Common Stocks                     117,715,284     413,108,683         --         530,823,967
 Rights/Warrants                            --              --         --                  --
 Temporary Cash Investments                 --      16,856,918         --          16,856,918
 Money Market Mutual Funds           1,692,082              --         --           1,692,082
---------------------------------------------------------------------------------------------
 Total                            $144,911,677     $429,965,601       $--        $574,877,278
=============================================================================================
 Other Financial Instruments*     $         --     $    (2,463)       $--        $    (2,463)
=============================================================================================

* Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Statement of Assets and Liabilities | 5/31/11 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of
   $18,084,576) (cost $472,276,038)                                      $574,877,278
  Cash                                                                     27,931,269
  Foreign currencies, at value (cost $1,491,829)                            1,503,980
  Receivables --
   Fund shares sold                                                           600,569
   Dividends                                                                1,790,644
   Due from Pioneer Investment Management, Inc.                                40,404
  Other                                                                        57,425
-------------------------------------------------------------------------------------
     Total assets                                                        $606,801,569
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $ 2,164,327
   Fund shares repurchased                                                  1,090,962
   Forward foreign currency settlement contracts, net                           2,463
   Upon return of securities loaned                                        18,549,000
  Due to affiliates                                                           211,562
  Accrued expenses                                                            219,496
-------------------------------------------------------------------------------------
     Total liabilities                                                   $ 22,237,810
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $443,668,463
  Undistributed net investment income                                         663,962
  Accumulated net realized gain on investments and foreign currency
   transactions                                                            37,610,937
  Net unrealized gain on investments                                      102,601,240
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                    19,157
-------------------------------------------------------------------------------------
     Total net assets                                                    $584,563,759
-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $303,724,944/9,836,846 shares)                       $      30.88
  Class B (based on $16,405,959/614,263 shares)                          $      26.71
  Class C (based on $55,725,022/2,084,657 shares)                        $      26.73
  Class R (based on $111,681,740/3,745,761 shares)                       $      29.82
  Class Y (based on $97,026,094/2,905,847 shares)                        $      33.39
MAXIMUM OFFERING PRICE:
  Class A ($30.88 [divided by] 94.25%)                                   $      32.76
=====================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    27

Statement of Operations (unaudited)

For the Six Months Ended 5/31/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $311,522)                    $  6,469,967
  Interest                                                                      204,803
  Income from securities loaned, net                                             27,337
----------------------------------------------------------------------------------------------------------
     Total investment income                                                                  $  6,702,107
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                          $  3,516,978
  Transfer agent fees
   Class A                                                                      283,364
   Class B                                                                       41,122
   Class C                                                                       58,395
   Class R                                                                       34,173
   Class Y                                                                        2,924
  Distribution fees
   Class A                                                                      399,122
   Class B                                                                       91,216
   Class C                                                                      290,404
   Class R                                                                      290,652
  Shareholder communications expense                                            436,557
  Administrative reimbursements                                                  92,370
  Custodian fees                                                                338,802
  Registration fees                                                              30,250
  Professional fees                                                              29,793
  Printing expense                                                               27,066
  Fees and expenses of nonaffiliated trustees                                     9,828
  Miscellaneous                                                                  22,882
----------------------------------------------------------------------------------------------------------
     Total expenses                                                                           $  5,995,898
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                 (18,919)
----------------------------------------------------------------------------------------------------------
     Net expenses                                                                             $  5,976,979
----------------------------------------------------------------------------------------------------------
       Net investment income                                                                  $    725,128
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                             $100,435,839
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                       (1,503,464)      $ 98,932,375
----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                             $(69,634,472)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (23,954)      $(69,658,426)
----------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                   $ 29,273,949
----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                        $ 29,999,077
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Statement of Changes in Net Assets

For the Six Months Ended 5/31/11 and the Year Ended 11/30/10, respectively

-----------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     5/31/11            Year Ended
                                                                     (unaudited)        11/30/10
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $    725,128       $    226,970
Net realized gain on investments and foreign currency
  transactions                                                         98,932,375         64,665,017
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               (69,658,426)         2,260,049
-----------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $ 29,999,077       $ 67,152,036
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.04 per share, respectively)                 $         --       $   (617,079)
   Class R ($0.00 and $0.03 per share, respectively)                           --           (102,942)
   Class Y ($0.00 and $0.14 per share, respectively)                           --           (390,487)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $         --       $ (1,110,508)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 52,771,397       $191,361,734
Reinvestment of distributions                                                  --            749,770
Cost of shares repurchased                                           (138,088,608)      (272,365,688)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                         $(85,317,211)      $(80,254,184)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(55,318,134)      $(14,212,656)
NET ASSETS:
Beginning of period                                                   639,881,893        654,094,549
-----------------------------------------------------------------------------------------------------
End of period                                                        $584,563,759       $639,881,893
-----------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $    663,962       $    (61,166)
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    29

-------------------------------------------------------------------------------------------------------
                                     '11 Shares     '11 Amount            '10 Shares     '10 Amount
                                     (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,053,770     $ 31,782,497           3,633,812     $  98,305,865
Reinvestment of distributions                --               --              21,748           575,134
Less shares repurchased              (2,768,758)     (83,963,841)         (7,697,566)     (199,145,646)
-------------------------------------------------------------------------------------------------------
   Net decrease                      (1,714,988)    $(52,181,344)         (4,042,006)    $(100,264,647)
=======================================================================================================
Class B
Shares sold                              28,472     $    750,616              93,022     $   2,165,838
Reinvestment of distributions                --               --                  --                --
Less shares repurchased                (206,367)      (5,395,646)           (400,178)       (9,243,095)
-------------------------------------------------------------------------------------------------------
   Net decrease                        (177,895)    $ (4,645,030)           (307,156)    $  (7,077,257)
=======================================================================================================
Class C
Shares sold                             156,814     $  4,096,702             500,509     $  11,700,062
Reinvestment of distributions                --               --                  --                --
Less shares repurchased                (451,541)     (11,739,474)           (751,257)      (17,241,398)
-------------------------------------------------------------------------------------------------------
   Net decrease                        (294,727)    $ (7,642,772)           (250,748)    $  (5,541,336)
=======================================================================================================
Class R
Shares sold                             322,150     $  9,354,644           1,949,517     $  50,694,423
Reinvestment of distributions                --               --               3,788            96,945
Less shares repurchased                (774,765)     (22,594,258)         (1,083,344)      (27,770,992)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (452,615)    $(13,239,614)            869,961     $  23,020,376
=======================================================================================================
Class Y
Shares sold                             210,408     $  6,786,938           1,026,150     $  28,496,880
Reinvestment of distributions                --               --               2,689            76,357
Less shares repurchased                (444,515)     (14,395,389)           (652,806)      (18,964,557)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (234,107)    $ (7,608,451)            376,033     $   9,608,680
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

30    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Financial Highlights

-------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year          Year          Year
                                                               5/31/11       Ended         Ended         Ended
                                                               (unaudited)   11/30/10      11/30/09      11/30/08
-------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $  29.42      $  26.11      $  14.20      $  38.29
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.05      $   0.03      $   0.09      $   0.33
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.41          3.32         12.00        (24.03)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $   1.46      $   3.35      $  12.10      $ (23.70)
Distributions to shareowners:
 Net investment income                                         $     --      $  (0.04)     $  (0.19)     $     --
 Net realized gain                                                   --            --            --         (0.39)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                           $     --      $  (0.04)     $  (0.19)     $  (0.39)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                $     --      $     --      $     --      $     --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   1.46      $   3.31      $  11.91      $ (24.09)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  30.88      $  29.42      $  26.11      $  14.20
===================================================================================================================
Total return*                                                      4.96%        12.85%        86.13%       (61.91)%
Ratio of net expenses to average net assets+                       1.91%**       1.94%         1.95%         1.86%
Ratio of net investment income to average net assets+              0.28%**       0.09%         0.49%         0.99%
Portfolio turnover rate                                             156%**         91%           68%           54%
Net assets, end of period (in thousands)                       $303,725      $339,834      $407,113      $180,675
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                      1.91%**       1.94%         1.99%         1.86%
 Net investment income                                             0.28%**       0.09%         0.45%         0.99%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                      1.91%**       1.94%         1.95%         1.86%
 Net investment income                                             0.28%**       0.09%         0.49%         0.99%
===================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                           Year          Year
                                                                                           Ended         Ended
                                                                                           11/30/07      11/30/06
--------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                       $  29.06      $  23.64
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                     $   0.05      $   0.15
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                               13.40          8.45
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                       $  13.45      $   8.60
Distributions to shareowners:
 Net investment income                                                                     $  (0.07)     $  (0.11)
 Net realized gain                                                                            (4.15)       ( 3.07)
--------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                       $  (4.22)     $  (3.18)
--------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                            $     --      $   0.00(a)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                 $   9.23      $   5.42
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $  38.29      $  29.06
====================================================================================================================
Total return*                                                                                 47.03%        36.84%
Ratio of net expenses to average net assets+                                                   1.79%         1.90%
Ratio of net investment income to average net assets+                                          0.17%         0.49%
Portfolio turnover rate                                                                          45%           42%
Net assets, end of period (in thousands)                                                   $497,008      $240,097
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                  1.79%         1.90%
 Net investment income                                                                         0.17%         0.49%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                  1.78%         1.89%
 Net investment income                                                                         0.18%         0.50%
====================================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11  31

------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended          Year         Year          Year
                                                               5/31/11        Ended        Ended         Ended
                                                               (unaudited)    11/30/10     11/30/09      11/30/08
------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $ 25.57        $ 22.86      $ 12.39       $ 33.84
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.10)       $ (0.20)     $ (0.03)#     $  0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   1.24           2.91        10.50        (21.08)
------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                      $  1.14        $  2.71      $ 10.47       $(21.06)
Distributions to shareowners:
 Net investment income                                         $    --        $    --      $    --       $    --
 Net realized gain                                                  --             --           --         (0.39)
------------------------------------------------------------------------------------------------------------------
 Total distributions                                           $    --        $    --      $    --       $ (0.39)
------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                $    --        $    --      $    --       $    --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  1.14        $  2.71      $ 10.47       $(21.45)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 26.71        $ 25.57      $ 22.86       $ 12.39
==================================================================================================================
Total return*                                                     4.46%         11.86%       84.50%       (61.25%)
Ratio of net expenses to average net assets+                      2.85%**        2.85%        2.85%         2.75%
Ratio of net investment income (loss) to average net assets+     (0.69)%**     (0.79)%       (0.37)%        0.06%
Portfolio turnover rate                                            156%**          91%          68%           54%
Net assets, end of period (in thousands)                       $16,406        $20,254      $25,130       $16,323
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                     3.06%**        2.96%        3.13%         2.75%
 Net investment income (loss)                                    (0.90)%**      (0.91)%      (0.65)%        0.06%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                     2.85%**        2.85%        2.85%         2.74%
 Net investment income (loss)                                    (0.69)%**      (0.79)%      (0.37)%        0.07%
==================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                             Year         Year
                                                                                             Ended        Ended
                                                                                             11/30/07     11/30/06
--------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                         $ 26.19      $ 21.62
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $ (0.19)     $ (0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                                11.99         7.73
--------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                                                    $ 11.80      $  7.64
Distributions to shareowners:
 Net investment income                                                                       $    --      $  0.00(a)
 Net realized gain                                                                             (4.15)       (3.07)
--------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $ (4.15)     $ (3.07)
--------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    --      $  0.00(a)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  7.65      $  4.57
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 33.84      $ 26.19
====================================================================================================================
Total return*                                                                                  45.78%       35.72%
Ratio of net expenses to average net assets+                                                    2.65%        2.74%
Ratio of net investment income (loss) to average net assets+                                   (0.67)%      (0.34)%
Portfolio turnover rate                                                                           45%          42%
Net assets, end of period (in thousands)                                                     $64,562      $48,312
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.65%        2.74%
 Net investment income (loss)                                                                  (0.67)%      (0.34)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   2.63%        2.71%
 Net investment income (loss)                                                                  (0.65)%      (0.31)%
====================================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

-------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended          Year         Year          Year
                                                                5/31/11        Ended        Ended         Ended
                                                                (unaudited)    11/30/10     11/30/09      11/30/08
-------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $ 25.56        $ 22.84      $ 12.38       $ 33.78
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $ (0.07)       $ (0.17)     $ (0.06)#     $  0.06
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.24           2.89        10.52        (21.07)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $  1.17        $  2.72      $ 10.46       $(21.01)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                          $    --        $    --      $    --       $    --
 Net realized gain                                                   --             --           --         (0.39)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                            $    --        $    --      $    --       $ (0.39)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  1.17        $  2.72      $ 10.46       $(21.40)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 26.73        $ 25.56      $ 22.84       $ 12.38
===================================================================================================================
Total return*                                                      4.58%         11.91%       84.49%       (62.21%)
Ratio of net expenses to average net assets+                       2.67%**        2.76%        2.85%         2.65%
Ratio of net investment income (loss) to average net assets+      (0.48)%**      (0.70)%      (0.39)%        0.20%
Portfolio turnover rate                                             156%**          91%          68%           54%
Net assets, end of period (in thousands)                        $55,725        $60,809      $60,066       $34,242
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                      2.67%**        2.76%        2.89%         2.65%
 Net investment income (loss)                                     (0.48)%**      (0.70)%      (0.43)%        0.20%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                      2.67%**        2.76%        2.85%         2.64%
 Net investment income (loss)                                     (0.48)%**      (0.70)%      (0.39)%        0.21%
===================================================================================================================

----------------------------------------------------------------------------------------
                                                                  Year         Year
                                                                  Ended        Ended
                                                                  11/30/07     11/30/06
----------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 26.12      $ 21.58
----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.17)     $ (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     11.98         7.69
----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $ 11.81      $  7.63
----------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $    --      $ (0.02)
 Net realized gain                                                  (4.15)       (3.07)
----------------------------------------------------------------------------------------
 Total distributions                                              $ (4.15)     $ (3.09)
----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  7.66      $  4.54
----------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 33.78      $ 26.12
========================================================================================
Total return*                                                       45.94%       35.75%
Ratio of net expenses to average net assets+                         2.57%        2.65%
Ratio of net investment income (loss) to average net assets+        (0.59)%      (0.27)%
Portfolio turnover rate                                                45%          42%
Net assets, end of period (in thousands)                          $99,966      $60,039
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                        2.57%        2.65%
 Net investment income (loss)                                       (0.59)%      (0.27)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                        2.56%        2.64%
 Net investment income (loss)                                       (0.58)%      (0.26)%
========================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11  33

-------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended          Year          Year         Year
                                                                5/31/11        Ended         Ended        Ended
                                                                (unaudited)    11/30/10      11/30/09     11/30/08
-------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $  28.43       $  25.26      $ 13.80      $ 37.32
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $   0.02       $  (0.01)     $  0.12      $  0.16
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     1.37           3.21        11.56       (23.29)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $   1.39       $   3.20      $ 11.68      $(23.13)
Distributions to shareowners:
 Net investment income                                          $     --       $  (0.03)     $ (0.21)     $    --
 Net realized gain                                                    --             --           --        (0.39)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                            $     --       $  (0.03)     $ (0.21)     $ (0.39)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                 $     --       $     --      $    --      $    --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   1.39       $   3.17      $ 11.46      $(23.52)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  29.82       $  28.43      $ 25.26      $ 13.80
===================================================================================================================
Total return*                                                       4.89%         12.68%       85.71%      (61.99%)
Ratio of net expenses to average net assets+                        2.07%**        2.10%        2.17%        2.13%
Ratio of net investment income (loss) to average net assets+        0.11%**       (0.02)%       0.19%        0.78%
Portfolio turnover rate                                              156%**          91%          68%          54%
Net assets, end of period (in thousands)                        $111,682       $119,358      $84,064      $25,341
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                       2.07%**        2.10%        2.17%        2.13%
 Net investment income (loss)                                       0.11%**       (0.02)%       0.19%        0.78%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                       2.07%**        2.10%        2.17%        2.13%
 Net investment income (loss)                                       0.11%**       (0.02)%       0.19%        0.78%
===================================================================================================================

---------------------------------------------------------------------------------------
                                                                 Year         Year
                                                                 Ended        Ended
                                                                 11/30/07     11/30/06
---------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                             $ 28.52      $23.37
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.09      $ 0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    13.00        8.26
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations             $ 13.09      $ 8.36
Distributions to shareowners:
 Net investment income                                           $ (0.14)     $(0.14)
 Net realized gain                                                 (4.15)      (3.07)
---------------------------------------------------------------------------------------
 Total distributions                                             $ (4.29)     $(3.21)
---------------------------------------------------------------------------------------
 Redemption fee                                                  $    --      $ 0.00(a)
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  8.80      $ 5.15
---------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 37.32      $28.52
=======================================================================================
Total return*                                                      46.75%      36.30%
Ratio of net expenses to average net assets+                        2.06%       2.52%
Ratio of net investment income (loss) to average net assets+       (0.26)%     (0.21)%
Portfolio turnover rate                                               45%         42%
Net assets, end of period (in thousands)                         $26,316      $1,142
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                       2.06%       2.26%
 Net investment income (loss)                                      (0.26)%     (0.06)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                       2.06%       2.51%
 Net investment income (loss)                                      (0.26)%     (0.45)%
=======================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

-------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                         Ended         Year        Year         Year
                                                                         5/31/11       Ended       Ended        Ended
                                                                         (unaudited)   11/30/10    11/30/09     11/30/08
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $ 31.73       $ 28.12     $ 15.35      $ 41.10
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.14       $  0.17     $  0.22      $  0.36
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             1.52          3.58       12.90       (25.72)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.66       $  3.75     $ 13.12      $(25.36)
Distributions to shareowners:
 Net investment income                                                   $    --       $ (0.14)    $ (0.35)     $    --
 Net realized gain                                                            --            --          --        (0.39)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                     $    --       $ (0.14)    $ (0.35)     $ (0.39)
-------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                          $    --       $    --     $    --      $    --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.66       $  3.61     $ 12.77      $(25.75)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 33.39       $ 31.73     $ 28.12      $ 15.35
=========================================================================================================================
Total return*                                                               5.23%        13.39%      87.18%      (61.71%)
Ratio of net expenses to average net assets+                                1.38%**       1.44%       1.42%        1.38%
Ratio of net investment income to average net assets+                       0.82%**       0.60%       1.03%        1.45%
Portfolio turnover rate                                                      156%**         91%         68%          54%
Net assets, end of period (in thousands)                                 $97,026       $99,627     $77,721      $37,445
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.38%**       1.44%       1.42%        1.38%
 Net investment income                                                      0.82%**       0.60%       1.03%        1.45%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.38%**       1.44%       1.42%        1.38%
 Net investment income                                                      0.82%**       0.60%       1.03%        1.45%
=========================================================================================================================

-------------------------------------------------------------------------------------------------
                                                                         Year          Year
                                                                         Ended         Ended
                                                                         11/30/07      11/30/06
-------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $ 30.95       $ 25.04
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.25       $  0.34
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                            14.26          8.92
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ 14.51       $  9.26
Distributions to shareowners:
 Net investment income                                                   $ (0.21)      $ (0.28)
 Net realized gain                                                         (4.15)        (3.07)
-------------------------------------------------------------------------------------------------
 Total distributions                                                     $ (4.36)      $ (3.35)
-------------------------------------------------------------------------------------------------
 Redemption fee                                                          $    --       $  0.00(a)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ 10.15       $  5.91
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 41.10       $ 30.95
=================================================================================================
Total return*                                                              47.75%        37.60%
Ratio of net expenses to average net assets+                                1.32%         1.33%
Ratio of net investment income to average net assets+                       0.68%         1.02%
Portfolio turnover rate                                                       45%           42%
Net assets, end of period (in thousands)                                 $70,870       $47,573
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.32%         1.33%
 Net investment income                                                      0.68%         1.02%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.32%         1.33%
 Net investment income                                                      0.68%         1.02%
=================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11  35

Notes to Financial Statements | 5/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's

36    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11
principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At May 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    37
   the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

38    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2011, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2011, the Fund had no reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended November 30, 2010 was as follows:

   ----------------------------------------------------------------------------
                                                                           2010
   ----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $1,110,508
   ----------------------------------------------------------------------------
      Total                                                          $1,110,508
   ============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:

   ----------------------------------------------------------------------------
                                                                           2010
   ----------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                      $ (51,090,971)
   Post-October loss deferred                                           (61,166)
   Unrealized appreciation                                          162,048,356
   ----------------------------------------------------------------------------
      Total                                                       $ 110,896,219
   ============================================================================

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11
39

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $20,249 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2011.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market

40    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11
   value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets up to $1 billion, and 1.10% of the Fund's average daily net assets over $1 billion. For the six months ended May 31, 2011, the effective management fee was 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Expenses waived during the six months ended May 31, 2011 are reflected on the Statement of Operations. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $76,406 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2011.

3. Transfer Agent

PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    41

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2011, such out-of-pocket expenses by class of shares were as follows:

-------------------------------------------------------------------------------
 Shareholder Communications:
-------------------------------------------------------------------------------
 Class A                                                               $241,333
 Class B                                                                 25,218
 Class C                                                                 39,162
 Class R                                                                107,027
 Class Y                                                                 23,817
-------------------------------------------------------------------------------
  Total                                                                $436,557
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $113,260 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2011.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,896 in distribution fees payable to PFD at May 31, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at

42    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2011, CDSCs in the amount of $18,062 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2011, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2011, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting hedge contract. The average value of contracts open during the six months ended May 31, 2011 was $31,649,774. At May 31, 2011, the Fund had no outstanding portfolio hedges. At May 31, 2011, the Fund's gross forward currency settlement contracts receivable and payable were $2,139,466 and $2,141,929, respectively, resulting in a net payable of $2,463.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. At May 31, 2011, the Fund had no borrowings under this agreement.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    43

8. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of May 31, 2011 were as follows:

---------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as
Hedging Instruments
Under Accounting                Asset Derivatives 2011          Liabilities Derivatives 2011
Standards Codification          ----------------------------    -----------------------------
(ASC) 815 (formerly FASB        Balance Sheet                   Balance Sheet
Statement 133)                  Location               Value    Location             Value
---------------------------------------------------------------------------------------------
Foreign Exchange Contracts      Receivables            $--      Payables*            $2,463
---------------------------------------------------------------------------------------------
   Total                                               $--                           $2,463
=============================================================================================

* Foreign exchange contracts are shown as a net payable on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2011 was as follows:

---------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                                                                     Change in
Hedging Instruments                                                Realized          Unrealized
Under Accounting                                                   Loss on           Gain on
Standards Codification       Location of Gain or (Loss)            Derivatives       Derivatives
(ASC) 815 (formerly FASB     on Derivatives Recognized             Recognized in     Recognized in
Statement 133)               in Income                             Income            Income
---------------------------------------------------------------------------------------------------
Foreign Exchange             Net realized loss on forward          $(310,860)
 Contracts                   foreign currency contracts and
                             other assets and liabilities
                             denominated in foreign currencies
Foreign Exchange             Change in unrealized gain                               $(2,463)
 Contracts                   on forward foreign currency
                             contracts and other assets and
                             liabilities denominated in foreign
                             currencies

9. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

44    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

Trustees, Officers and Service Providers

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Daniel K. Kingsbury, Executive
Mary K. Bush                          Vice President
Benjamin M. Friedman                 Mark E. Bradley, Treasurer
Margaret B.W. Graham                 Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    45

                           This page for your notes.




46    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

                           This page for your notes.




               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    47

                           This page for your notes.





48    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

                           This page for your notes.





               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    49

                           This page for your notes.





50    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

                           This page for your notes.





               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11    51

                           This page for your notes.





52    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2011

* Print the name and title of each signing officer under his or her signature.